Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (3,728)	$ (2,830)
Funded status	(3,728)	(2,830)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(162)	(130)
Noncurrent liabilities	(1,387)	(1,301)
Funded status	(1,549)	(1,431)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	124	327
Current liabilities	(47)	(41)
Noncurrent liabilities	(2,715)	(2,224)
Funded status	(2,638)	(1,938)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(28)	(134)
Noncurrent liabilities	(3,493)	(3,344)
Funded status	$ (3,521)	$ (3,478)